Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 ft²
Lessee, Lease, Description [Line Items]
Non-cash loss (gain) on foreign currency remeasurement | $	$ 0.4	$ (1.4)	$ 1.3	$ (0.6)
Manufacturing Suite in Stevenage, United Kingdom
Lessee, Lease, Description [Line Items]
Number of square feet | ft²					70,000